Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Share-based payment arrangements
Assumptions used in valuation of warrants and options
	2014	2013	2012
Expected volatility	18%	21%	27%
Dividend yield	2.88%	2.90%	3.60%
Expected term	6 years	6 years	6 years
Risk-free interest rate	0.24%	0.57%	0.30%

Summary of activity, warrants and options

	Number of instruments (in millions)	Number of shares (in millions)(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2014	297.9	59.6	21.76
Granted	79.9	16.0	21.00
Exercised	(5.5)	(1.1)	15.75
Forfeited	(4.5)	(0.9)	19.34
Expired	(25.1)	(5.1)	36.40

Outstanding at December 31, 2014	342.7	68.5	20.64	3.6	88

Vested and expected to vest at December 31, 2014	327.3	65.5	20.68	3.6	83
Exercisable at December 31, 2014	121.2	24.2	22.28	2.0	20
(1)	Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.
(2)	Information presented reflects the exercise price per share of ABB Ltd.
(3)	Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

Summary of warrants and options, by exercise price

        Presented below is a summary, by launch, related to instruments outstanding at December 31, 2014:

Exercise price (in Swiss francs)(1)	Number of instruments (in millions)	Number of shares (in millions)(2)	Weighted-average remaining contractual term (in years)
19.00	22.8	4.6	0.4
22.50	36.7	7.3	1.4
25.50	43.1	8.6	2.4
15.75	60.9	12.2	3.4
17.50	14.5	2.9	3.4
21.50	85.2	17.0	4.4
21.00	79.5	15.9	5.7

Total number of instruments and shares	342.7	68.5	3.6

(1)	Information presented reflects the exercise price per share of ABB Ltd.
(2)	Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

Summary of activity, WARs

Number of WARs (in millions)
Outstanding at January 1, 2014	67.3
Granted	10.7
Exercised	(5.9)
Forfeited	(0.7)
Expired	(10.2)

Outstanding at December 31, 2014	61.2

Exercisable at December 31, 2014	18.8

Assumptions used for ESAP fair value calculation
	2014	2013	2012
Expected volatility	18%	20%	23%
Dividend yield	3.10%	2.84%	3.45%
Expected term	1 year	1 year	1 year
Risk-free interest rate	0%	0%	0%

Summary of activity, ESAP

	Number of shares (in millions)(1)	Weighted-average exercise price (in Swiss francs)(2)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2014	4.7	20.82
Granted	3.9	20.97
Forfeited	(0.2)	20.82
Exercised(4)	(0.6)	20.82
Not exercised (savings returned plus interest)	(3.9)	20.82

Outstanding at December 31, 2014	3.9	20.97	0.8	0.7

Vested and expected to vest at December 31, 2014	3.7	20.97	0.8	0.6
Exercisable at December 31, 2014	—	—	—	—
(1)	Includes shares represented by ADS.
(2)	Information presented for ADS is based on equivalent Swiss franc denominated awards.
(3)	Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.
(4)	The cash received upon exercise was approximately $12 million and the corresponding tax benefit was not significant. The shares were delivered out of treasury stock.

Summary of activity, LTIP

	Number of shares
	Equity & Cash or choice of 100% Equity Settlement(1) (in millions)	Only Cash Settlement(2) (in millions)	Total (in millions)	Weighted-average grant-date fair value per share (Swiss francs)
Nonvested at January 1, 2014	1.7	1.1	2.8	17.65
Granted	0.6	0.4	1.0	20.35
Vested	(0.5)	(0.1)	(0.6)	20.85
Expired(3)	—	(0.3)	(0.3)	8.76
Forfeited	(0.1)	(0.1)	(0.2)	15.71

Nonvested at December 31, 2014	1.7	1.0	2.7	18.85

(1)	Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.
(2)	Shares that, subject to vesting, the Eligible Participant can only receive in cash.
(3)	Expired as the criteria for the Company's performance condition were not satisfied.